Contract liability (Tables)	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Disclosure of Expected Revenue Recognition Analysis for Contract Liabilities
The Group expects the contract liability to be recognized as revenue as follows:

in CHF thousands	Contract liability
Expected revenue recognition in year one after balance sheet date	4,333
Balance at December 31, 2023	4,333

in CHF thousands	Contract liability
Expected revenue recognition in year one after balance sheet date	6,409
Expected revenue recognition in year two after balance sheet date	3,637
Balance at December 31, 2022	10,046

Explanation of Changes in Contract Liabilities
The table below presents the movement on the contract liability:

	Contract liability at January 1,	Additions	Recognized as revenue	Contract liability at December 31,
in CHF thousands	2023			2023
Novartis	10,046	—	(5,713)	4,333
Balance	10,046	—	(5,713)	4,333

	Contract liability at January 1,	Additions	Recognized as revenue	Contract liability at December 31,
in CHF thousands	2022			2022
Amgen	9,653	—	(9,653)	—
Novartis	18,584	—	(8,538)	10,046
FOPH	7,000	—	(7,000)	—
Balance	35,237	—	(25,191)	10,046

Disclosure of Current and Non-Current Contract Liabilities

in CHF thousands	Current	Non-current	Contract liability
Novartis	4,333	—	4,333
Balance at December 31, 2023	4,333	—	4,333

in CHF thousands	Current	Non-current	Contract liability
Novartis	6,409	3,637	10,046
Balance at December 31, 2022	6,409	3,637	10,046